Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31, 2023	December 31, 2022

Cash and banks	291,194	207,449
Interest earning bank deposits	132,072	64,158
	423,266	271,607